Investments in Associates and Joint Ventures - Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures [Line Items]
Revenues	₱ 205,245	₱ 193,257	₱ 181,004
Net income	10,735	26,676	24,580
Other comprehensive income	(257)	1,767	(4,290)
TOTAL COMPREHENSIVE INCOME	₱ 10,478	25,897	20,290
Aggregated individually immaterial joint ventures [member]
Disclosure Of Joint Ventures [Line Items]
Revenues		754	166
Net income		13	320
TOTAL COMPREHENSIVE INCOME		₱ 13	₱ 320